Vanguard New York Long-Term Tax-Exempt Fund

Supplement Dated November 19, 2020, to the Prospectus and Summary Prospectus for Investor Shares & Admiral™ Shares Dated March 27, 2020

Important Changes to Vanguard New York Long-Term Tax-Exempt Fund (the "Fund")

Effective immediately, Stephen M. McFee has been named as a co-portfolio manager of the Fund. He joins Adam M. Ferguson, who will continue to manage the Fund.

Prospectus and Summary Prospectus Text Changes

The following is added under the heading "Investment Advisor" in the Fund Summary section:

Stephen M. McFee, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since November 2020.

Prospectus Text Changes

The following is added under the heading "Investment Advisor" in the More on the Funds section:

Stephen M. McFee, CFA, Portfolio Manager and co-lead of the municipal revenue team in Vanguard's Fixed Income Group. He has been with Vanguard since 2005, has worked in investment management since 2007, and has co-managed the New York Long-Term Tax-Exempt Fund since November 2020. Education: B.A./B.S., East Stroudsburg University; M.S., St. Joseph's University.

© 2020 The Vanguard Group, Inc. All rights reserved.	PS 076A 112020
Vanguard Marketing Corporation, Distributor.

Vanguard California Tax-Free Funds

Vanguard New York Tax-Free Funds

Supplement Dated November 19, 2020, to the Statement of Additional Information Dated March 27, 2020

Important Changes to Vanguard California Long-Term Tax-Exempt Fund and Vanguard New York Long-Term Tax-Exempt Fund (each, a "Fund")

Effective immediately, Stephen M. McFee has been named as a co-portfolio manager of the Funds. He joins James M. D'Arcy and Adam M. Ferguson, who will continue to co-manage the Vanguard California Long-Term Tax-Exempt Fund and Vanguard New York Long-Term Tax-Exempt Fund, respectively.

Statement of Additional Information Text Changes

In the Investment Advisory and Other Services section, the following replaces similar information under the heading "1. Other Accounts Managed" on page B-51:

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Stephen M. McFee1	Registered investment companies2	5	$24B	0	0
	Other pooled investment vehicles	0	$0	0	0
	Other accounts	0	$0	0	0

1Effective November 19, 2020, Mr. McFee began co-managing Vanguard California Long-Term Tax-Exempt Fund and New York Long-Term Tax-Exempt Fund.

2Includes Vanguard California Long-Term Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, New York Long-Term Tax-Exempt Fund, and Ohio Long-Term Tax-Exempt Fund which held assets of $14.4 billion as of September 30, 2020.

In the Investment Advisory and Other Services section, the following text is added under the heading "4. Ownership of Securities" on page B-52:

As of September 30, 2020, Mr. McFee did not own any shares of the State Tax-Exempt Funds he managed.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SAI 075B 112020